Shareholder Fees	Dec. 01, 2021
First Trust Merger Arbitrage ETF | First Trust Merger Arbitrage ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none